Equity - Summary of Stock Option Activity (Details)	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Equity [Abstract]
Options Outstanding, Balance Beginning | shares	296,900
Options Outstanding, Exercised | shares
Options Outstanding, Canceled | shares	(1,500)
Options Outstanding, Balance Ending | shares	295,400
Options Outstanding, Vested and expected to be vested | shares	295,400
Options Outstanding, Options Exercisable | shares	295,400
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 6.64
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Exercise Price, Canceled | $ / shares	7.26
Weighted Average Exercise Price, Ending Balance | $ / shares	6.64
Weighted Average Exercise Price, Vested and expected to be vested | $ / shares	6.64
Weighted Average Exercise Price, Options Exercisable | $ / shares	$ 6.64
Weighted Average Remaining Contractual Life (Years), Beginning	1 year 4 months 24 days
Weighted Average Remaining Contractual Life (Years), Ending	10 months 25 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to be vested	10 months 25 days
Weighted Average Remaining Contractual Life (Years), Options exercisable	10 months 25 days
Aggregated Intrinsic Value, Outstanding Beginning | $
Aggregated Intrinsic Value, Outstanding Ending | $
Aggregated Intrinsic Value, Vested and expected to be vested | $
Aggregated Intrinsic Value, Options exercisable | $